Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2018
Registrant Name	dei_EntityRegistrantName	Starboard Investment Trust
Central Index Key	dei_EntityCentralIndexKey	0001464413
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 28, 2018
Document Effective Date	dei_DocumentEffectiveDate	Oct. 01, 2018
Prospectus Date	rr_ProspectusDate	Oct. 01, 2018
Nebraska Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NEBIX
Nebraska Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NEBCX
Nebraska Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NEBAX